Projects Under Construction as of October 31, 2020

Commitment/ Construction Start	HIT Projects	City	State	Units	Union Construction Hours	HIT Commitment	Total Development Cost
4Q 2016	Cherry Street Lofts Phase I	Bridgeport	CT	157	471,410	$35,000,000	$54,382,955
2Q 2018	The Chamberlain	Richfield	MN	316	420,570	$48,277,000	$62,509,690
3Q 2018	Montclare Senior Residences of Calumet Heights	Chicago	IL	134	464,000	$9,200,000	$32,721,472
3Q 2018	Church & State (Project 29)	Cleveland	OH	158	459,220	$39,000,000	$54,834,231
4Q 2018	1490 Southern Boulevard	Bronx	NY	115	456,530	$35,000,000	$59,120,711
4Q 2018	Montclare Senior Residences of Englewood	Chicago	IL	102	352,240	$2,300,000	$25,397,680
4Q 2018	Ya Po Ah Terrace Condo B	Eugene	OR	112	177,980	$7,879,300	$32,226,372
4Q 2018	Ya Po Ah Terrace Condo A	Eugene	OR	109	136,270	$7,405,000	$29,179,063
4Q 2018	Lake Street Apartments	Minneapolis	MN	111	221,440	$13,500,000	$27,554,885
2Q 2019	Betances Residence	Bronx	NY	152	633,290	$52,000,000	$98,000,000
2Q 2019	95 Saint Alphonsus Street Apartments (Longwood II)	Boston	MA	115	478,300	$51,940,400	$66,685,759
2Q 2019	Bassett Creek Apartments	Minneapolis	MN	139	344,690	$33,609,500	$37,616,980
2Q 2019	Zvago Cooperative at Lake Superior	Duluth	MN	51	176,940	$14,033,700	$18,436,578
3Q 2019	The Block at 803 Waimanu	Honolulu	HI	153	375,700	$17,137,500	$54,228,601
3Q 2019	Old Colony Phase Three A	Boston	MA	135	511,510	$47,880,000	$64,040,973
4Q 2019	Cote Village	Boston	MA	76	415,960	$20,116,000	$49,049,428
4Q 2019	Parker Station Flats	Robbinsdale	MN	198	508,780	$41,393,900	$53,082,171
4Q 2019	Sundance at Settler's Ridge	Woodbury	MN	218	544,190	$53,545,900	$69,580,136
4Q 2019	Gateway Northeast	Minneapolis	MN	128	273,760	$20,950,000	$38,660,971
4Q 2019	18 Sixth Avenue at Pacific Park	Brooklyn	NY	858	3,881,830	$100,000,000	$710,000,000
2Q 2020	Wrigleyville North Apartments	Chicago	IL	120	289,900	$34,982,300	$40,912,471
3Q 2020	Northpoint Apartments	Chicago	IL	304	226,220	$68,984,000	$86,804,801
3Q 2020	Old Colony Phase Three B4 & B9	Boston	MA	115	486,320	$42,449,000	$61,054,733
3Q 2020	Old Colony Phase Three C	Boston	MA	55	198,030	$36,430,000	$26,506,507
4Q 2020	Zvago Cooperative at Stillwater	Stillwater	MN	48	192,200	$15,825,900	$22,400,354
4Q 2020	Carl Mackley Houses	Philadelphia	PA	184	262,640	$13,800,000	$36,876,137
4Q 2020	Residences @ 150 Bagley	Detroit	MI	148	569,310	$37,000,000	$62,618,309

	HIT Projects	27		4,511	13,529,230	$899,639,400	$1,974,481,968

Commitment/ Construction Start	Building America CDE, Inc. Projects (HIT Subsidiary)	City	State	Square Feet	Union Construction Hours	New Markets Tax Credits Allocation	Total Development Cost
1Q 2018	Joseph P. Addabbo Family Health Center	Queens	NY	44,500	216,970	$8,000,000	$23,420,528
3Q 2018	Horizons-Watermark Center	Boston	MA	211,000	455,850	$8,000,000	$62,076,217
2Q 2019	Altgeld Family Resource Center	Chicago	IL	40,000	252,760	$10,000,000	$28,115,001
4Q 2019	Powel-Science Leadership Academy Middle School	Philadelphia	PA	90,000	340,530	$9,000,000	$49,873,280
4Q 2019	Renaissance Village	Welch	WV	20,700	98,950	$9,000,000	$9,330,000
1Q 2020	YWCA of Central Massachusetts	Worcester	MA	74,300	187,630	$9,000,000	$24,875,180
3Q 2020	Sugar Hill	Detroit	MI	54,760	314,560	$14,500,000	$35,080,214
	Projects Receiving Building America CDE, Inc. New Markets Tax Credits Allocation	7		535,260	1,867,250	$67,500,000	$232,770,420

	Grand Total	34			15,396,480		$2,207,252,388

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of October 31, 2020. Economic impact data is in 2019 dollars and all other figures are nominal.

This table provides information about projects financed by the HIT that were pre- or under construction as of the date of this report. Projects are included until they reach permanent loan status. The projects shown on this table may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s current prospectus. To obtain a current prospectus, call the HIT at (202) 331-8055 or visit the HIT’s website at www.aflcio-hit.com.